CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets
Cash	¥ 332,864,077	$ 52,325,453	¥ 343,998,570
Notes receivable	14,808,067	2,327,793	6,305,633
Trade accounts receivable, net	41,748,478	6,562,763	26,686,888
Inventories, net	4,958,889	779,526	3,644,522
Other receivables, net	8,596,816	1,351,399	6,939,676
Loans to third parties	25,464,035	4,002,887	50,476,782
Purchase advances, net	537,305	84,463	1,078,137
Contract costs, net	31,364,473	4,930,422	48,795,906
Prepaid expenses	29,917	4,702	146,071
Prepaid expenses - related parties	0	0	433,000
Total current assets	460,372,057	72,369,408	488,505,185
Property and equipment, net	26,118,829	4,105,819	27,138,768
Land use right, net	1,239,789	194,892	1,253,408
Intangible assets, net	6,300,000	990,345	6,650,000
Investment in unconsolidated entity	0	0	27,931,795
Long-term other receivables, net	324,515	51,013	114,679
Goodwill	6,996,895	1,099,895	6,996,895
Operating lease right-of-use assets (including 352,775 and 119,029 ($18,423) from a related party as of June 30, 2021 and December 31, 2021, respectively)	6,084,606	956,486	7,925,930
Total Assets	507,436,691	79,767,858	566,516,660
Current liabilities
Short-term bank loans	10,000,000	1,600,000	15,000,000
Trade accounts payable	22,058,660	3,467,570	21,956,481
Other payables	2,299,233	361,435	9,862,762
Other payable- related parties	3,569,788	561,162	2,400,667
Contract liabilities	1,195,862	187,987	7,686,276
Accrued payroll and employees' welfare	1,832,255	288,023	1,954,484
Taxes payable	2,337,895	367,512	1,248,994
Short-term borrowings	260,000	40,871	530,000
Short-term borrowings - related parties	9,149,292	1,438,247	12,676,042
Long-term borrowings - related party - current portion	958,916	150,739	920,066
Operating lease liabilities - current (including 352,775 and 119,029 ($18,423) from a related party as of June 30, 2021 and December 31, 2021, respectively)	2,928,987	460,430	2,226,832
Total Current Liabilities	56,590,888	8,895,953	76,462,604
Operating lease liabilities - non-current	3,278,574	515,384	4,792,101
Long-term borrowings - related party	6,009,625	944,699	6,486,551
Deferred tax liability	728,402	114,503	624,088
Warrant liability	42,239,816	6,640,000	190,635,850
Total Liabilities	108,847,305	17,110,539	279,001,194
Commitments and Contingencies
Equity
Additional paid-in capital	482,163,636	75,794,994	479,490,763
Statutory reserve	4,148,929	652,202	4,148,929
Accumulated deficit	(95,502,810)	(15,012,818)	(206,860,320)
Accumulated other comprehensive income (loss)	(2,662,155)	(418,485)	1,974,836
Total stockholders' equity	406,147,037	63,845,363	295,095,034
Non-controlling interests	(7,557,651)	(1,188,044)	(7,579,568)
Total equity	398,589,386	62,657,319	287,515,466
Total Liabilities and Equity	507,436,691	79,767,858	566,516,660
Class A ordinary shares
Equity
Common stock value	16,524,894	2,597,675	16,340,826
Class B ordinary shares
Equity
Common stock value	¥ 1,474,543	$ 231,795	¥ 0